Fair value of financial instruments - Summary of Reconciliation of Level 3 Assets and Liabilities (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Balance at the beginning of the fiscal year	$ 19,363,733,070
Balance at year-end	25,408,391,308	$ 19,363,733,070
Level 3 Fair value
Disclosure of fair value measurement of assets [line items]
Balance at the beginning of the fiscal year	8,576,511	19,314,068
Balance at year-end	5,060,439	8,576,511
Private securities - Corporate bonds | Level 3 Fair value
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement, assets	(2,787,594)	(2,503,600)
Debt securities at fair value through profit or loss - Private securities - Corporate bonds | Level 3 Fair value
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement, assets	0	(656,042)
Equity instruments | Level 3 Fair value
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement, assets	1,328,354	2,866,836
Net monetary inflation adjustment | Level 3 Fair value
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement, assets	$ (2,056,832)	$ (10,444,751)